Consolidated statement of comprehensive loss - GBP (£)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of comprehensive income [abstract]
Research and development expenses	£ (22,703,553)	£ (34,606,649)	£ (24,562,502)
Administrative expenses	(12,504,887)	(10,697,194)	(11,616,816)
Operating loss	(35,208,440)	(45,303,843)	(36,179,318)
Finance income	306,831	826,855	374,906
Finance charge	(2,360,648)	(1,089,925)	(179,765)
Net foreign exchange gain/(loss)	(43,863)	(1,384,225)	2,262,626
Loss before tax	(37,306,120)	(46,951,138)	(33,721,551)
Taxation	5,277,380	8,152,084	5,331,271
Loss attributable to equity holders of the parent	(32,028,740)	(38,799,054)	(28,390,280)
Other comprehensive income for the year, net of tax	0	0	0
Total comprehensive loss for the year, net of tax and attributable to the equity holders of the parent	£ (32,028,740)	£ (38,799,054)	£ (28,390,280)
Basic and diluted loss per share	£ (0.45)	£ (0.56)	£ (0.63)